Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Schedule of Other Property and Equipment

Below is a summary of other property and equipment as of June 30, 2026 and December 31, 2025:

		Successor	Predecessor
(in thousands)	Useful Life (in years)	June 30, 2026	December 31, 2025
Furniture and fixtures	7	$25	$92
Software and licenses	3	888	8,612
Computers and other hardware	3	1	11
Vehicles	5	1,738	1,905
Machinery and equipment	5	112	225
Leasehold improvements	6	31	443
Compressors	5	2,917	4,259
Total other property and equipment		$5,712	$15,547
Accumulated depreciation and amortization		(1,122)	(10,090)
Total other property and equipment, net		$4,590	$5,457